Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - CAD ($)	Total	Issued capital [member] Ordinary shares [member]	Issued capital [member] Preference shares [member]	Additional paid-in capital [member]	Retained earnings [member]	Accumulated other comprehensive income [member]
Balance, beginning of the period at Oct. 31, 2024		$ 215,610,000	$ 2,485,000	$ 181,238,000		$ (130,000)
Statement Line Items [Line Items]
Issued during the period		114,879,000
Stock-based compensation (note 9)				55,000
Net income (loss)	$ 8,143,000				$ 8,143,000
Dividends paid on common shares					(813)
Other comprehensive income (loss)						(172,000)
Balance, end of the period at Jan. 31, 2025	521,295,000	330,489,000		2,540,000	188,568,000	(302,000)
Balance, beginning of the period at Oct. 31, 2025	532,673,000	325,910,000	$ 2,473,000	203,728,000		562,000
Statement Line Items [Line Items]
Issued during the period		2,628,000
Stock-based compensation (note 9)				(658,000)
Net income (loss)	11,069,000				11,069,000
Dividends paid on common shares					(799)
Other comprehensive income (loss)						(1,837,000)
Balance, end of the period at Jan. 31, 2026	$ 543,076,000	$ 328,538,000		$ 1,815,000	$ 213,998,000	$ (1,275,000)